NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ 100,968	$ (302,863)	$ (302,863)	$ (244,589)
Foreign currency translation gain / loss	$ (146,551)	$ 103,320	111,879	$ 218,137	403,831	(58,274)
Ending balance	$ 212,847		$ 212,847		$ 100,968	$ (302,863)